Exchangeable bonds - General (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2025 HKD ($) shares	Jul. 31, 2025 CNY (¥) shares	May 31, 2024 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 CNY (¥)
2024 Convertible Senior Notes
Line of Credit Facility [Line Items]
Debt conversion, principal amount | $			$ 1,000	$ 1,000
Number of shares exchanged			9.5202	9.8915	9.8915
Maximum | 2024 Convertible Senior Notes
Line of Credit Facility [Line Items]
Number of shares exchanged			12.3762	12.8589	12.8589
2025 Exchangeable Bonds
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 12,000,000,000	¥ 11,000
Exchangeable bonds outstanding rate for redemption rights	10.00%	10.00%
Changes in fair value | ¥					¥ 22
2025 Exchangeable Bonds | Alibaba Health
Line of Credit Facility [Line Items]
Minority interest holding	64.00%	64.00%
Aggregate principal amount | $	$ 1,000,000
Number of shares exchanged	160,513.6	160,513.6
Percentage of ADS price threshold for exchangeable bonds redemption	130.00%	130.00%
Fair value of outstanding AH shares						$ 4,442,000,000	¥ 3,914
2025 Exchangeable Bonds | Alibaba Health | Maximum
Line of Credit Facility [Line Items]
Debt conversion, principal amount | $	$ 1,000,000
Number of shares exchanged	237,529.7	237,529.7